Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
In accordance with regulations adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosures regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and company performance for the fiscal years listed below.
We have identified
one-year
adjusted ROE (“Adjusted ROE”) as our Company-Selected Measure (“CSM”). In our view, Adjusted ROE represents the most important financial performance measure (not otherwise required to be disclosed in the table) used to link compensation actually paid (“CAP”) to our NEOs for the 2023 fiscal year to company performance. We chose Adjusted ROE as our CSM for evaluating pay versus performance because it is a key metric in our PSU awards under our long-term incentive program. See “Compensation Discussion and Analysis—Our compensation program—Evaluating performance” in this proxy statement for a discussion of the metrics used by the Human Resources Committee to evaluate performance. Our long-term incentive program and Adjusted ROE are described in more detail in “Compensation Discussion and Analysis—Our compensation program—Incentive compensation program.”
Pay versus performance table

					Value of Initial Fixed $100 Investment based on: (4)
Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non- PEO NEOs (1)(2)(3)	TSR ($)	Peer Group TSR* ($)	Net Income (in millions) ($)	Adjusted ROE (5)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	19,950,306	20,752,986	7,359,582	7,251,664	112.44	104.72	5,647	11.66%
2022	19,473,490	18,419,052	12,309,964	12,394,784	109.49	94.38	6,113	12.59%
2021	17,506,270	26,625,622	7,940,191	11,637,177	134.45	116.81	5,725	9.59%
2020	15,879,053	13,080,702	6,890,142	5,608,478	97.27	86.24	7,558	9.39%
*
The Peer Group TSR utilizes the S&P 500 Banks Index (“S&P 500 Banks”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report on Form
10-K
for the year ended December 31, 2023.

(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild

(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	19,473,490	—	(15,000,015)	370,608	13,574,969	18,419,052
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,309,964	(15,249)	(9,598,689)	65,950	9,632,808	12,394,784
2021	7,940,191	(95,656)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478
The amounts in the “Inclusion of Equity Values” columns above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)
2023	13,438,135	194,909	—	334,812	—	—	13,967,856
2022	12,123,506	(944,686)	—	2,396,149	—	—	13,574,969
2021	13,081,706	6,461,296	—	1,436,155	—	—	20,979,157
2020	8,584,874	70,776	—	(128,323)	—	—	8,527,327

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2023	4,453,842	(174,429)	—	17,142	—	—	4,296,555
2022	9,201,403	(504,672)	—	936,077	—	—	9,632,808
2021	4,773,399	2,545,225	—	556,161	—	—	7,874,785
2020	3,439,287	(322,598)	—	(243,985)	—	—	2,872,704

(4)	The comparison assumes $100 was invested for the period starting December 31, 2019 through the last business day of the listed year, for each of PNC and the S&P 500 Banks.

(5)	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.

Company Selected Measure Name	Adjusted ROE
Named Executive Officers, Footnote
(1)	William S. Demchak was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are:
2020: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2021: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Karen L. Larrimer
2022: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III, Karen L. Larrimer and Gregory B. Jordan
2023: Robert Q. Reilly, Michael P. Lyons, E William Parsley, III and Deborah Guild

Peer Group Issuers, Footnote	The comparison assumes $100 was invested for the period starting December 31, 2019 through the last business day of the listed year, for each of PNC and the S&P 500 Banks.
PEO Total Compensation Amount	$ 19,950,306	$ 19,473,490	$ 17,506,270	$ 15,879,053
PEO Actually Paid Compensation Amount	$ 20,752,986	18,419,052	26,625,622	13,080,702
Adjustment To PEO Compensation, Footnote
(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Change in Pension Value for PEO ($)	Exclusion of Stock Awards for PEO ($)	Inclusion of Pension Service Cost for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2023	19,950,306	(792,588)	(12,750,115)	377,527	13,967,856	20,752,986
2022	19,473,490	—	(15,000,015)	370,608	13,574,969	18,419,052
2021	17,506,270	(338,606)	(12,000,025)	478,826	20,979,157	26,625,622
2020	15,879,053	(1,399,380)	(10,320,237)	393,939	8,527,327	13,080,702

Non-PEO NEO Average Total Compensation Amount	$ 7,359,582	12,309,964	7,940,191	6,890,142
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,251,664	12,394,784	11,637,177	5,608,478
Adjustment to Non-PEO NEO Compensation Footnote
(2)	CAP amounts shown have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the NEOs.

(3)
CAP reflects the Summary compensation table totals for our NEOs, as adjusted for certain amounts as set forth below. Amounts in the “Exclusion of Stock Awards” columns below are based on the totals from the “Stock Awards” column of the Summary compensation table. Amounts in the “Exclusion of Change in Pension Value” columns below reflect the amounts attributable to the change in pension value reported in the Summary compensation table. Amounts in the “Inclusion of Pension Service Cost” columns below are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2023	7,359,582	(179,416)	(4,296,382)	71,325	4,296,555	7,251,664
2022	12,309,964	(15,249)	(9,598,689)	65,950	9,632,808	12,394,784
2021	7,940,191	(95,656)	(4,165,160)	83,017	7,874,785	11,637,177
2020	6,890,142	(299,797)	(3,927,655)	73,084	2,872,704	5,608,478

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO CAP and PNC TSR and Relationship Between PNC TSR and Peer Group TSR
The following graph sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs, and PNC’s cumulative TSR over the four most recently completed fiscal years. As reflected in the graph, CAP for all NEOs is generally aligned with PNC’s cumulative TSR over the period presented.

* Note the TSR above is indexed to an initial $100 investment for the period starting December 31, 2019 through the last business day of the listed year.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEO and
Non-PEO
NEO CAP and Net Income
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for our
Non-PEO
NEOs and our net income during the four most recently completed fiscal years. CAP for all NEOs is generally aligned with PNC’s net income for 2021-2023, but CAP for all NEOs in 2020 appears much lower relative to our net income during 2020, which was significantly impacted by PNC’s strategic sale of its 22.4% equity investment in BlackRock. This sale resulted in an after-tax
gain on sale of $4.3 billion. In 2020, net income from continuing operations, which excluded the impact of the BlackRock sale, was $3.0 billion, reflecting closer alignment for the full period presented.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and
Non-PEO
NEO CAP and Adjusted ROE
The following chart sets forth the relationship between CAP for our PEO, the average of CAP for the
Non-PEO
NEOs, and our Adjusted ROE (our CSM) during the four most recently completed fiscal years.
Similar to the graph above, CAP for all NEOs is generally aligned with PNC’s Adjusted ROE for 2021-2023, but CAP for all NEOs in 2020 appears lower relative to our Adjusted ROE during 2020. For a discussion of how our Human Resources Committee assessed our performance and our NEO pay for 2020, including the impact of the sale of our 22.4% equity investment in BlackRock during 2020, see the “Compensation Discussion and Analysis” section of our 2021 proxy statement.

Total Shareholder Return Vs Peer Group
The graph below compares our cumulative TSR over the four most recently completed fiscal years to that of the S&P 500 Banks over the same period. As the graph reflects, our cumulative TSR over each of the four most recently completed fiscal years is above that of the S&P 500 Banks for each year during the same period. Taken together with the graph above, this reflects alignment between our NEOs’ CAP as disclosed in the Pay versus performance table with both (i) PNC’s cumulative TSR and (ii) PNC’s performance with respect to cumulative TSR relative to the S&P 500 Banks over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking CAP to our PEO and
Non-PEO
NEOs for 2023 to company performance. The measures in this table are not ranked.

Measure
Adjusted ROE
Adjusted EPS
Annualized Three-Year TSR Rank vs. Peers
Annualized Five-Year TSR Rank vs. Peers

Total Shareholder Return Amount	$ 112.44	109.49	134.45	97.27
Peer Group Total Shareholder Return Amount	104.72	94.38	116.81	86.24
Net Income (Loss)	$ 5,647,000,000	$ 6,113,000,000	$ 5,725,000,000	$ 7,558,000,000
Company Selected Measure Amount	0.1166	0.1259	0.0959	0.0939
PEO Name	William S. Demchak
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROE
Non-GAAP Measure Description	Adjusted ROE is a non-GAAP financial measure. See Annex A for a reconciliation of non-GAAP financial measures to GAAP and for additional information about the adjustments to GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Annualized Three-Year TSR Rank vs. Peers
Measure:: 4
Pay vs Performance Disclosure
Name	Annualized Five-Year TSR Rank vs. Peers
PEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (792,588)	$ 0	$ (338,606)	$ (1,399,380)
PEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,750,115)	(15,000,015)	(12,000,025)	(10,320,237)
PEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,527	370,608	478,826	393,939
PEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,967,856	13,574,969	20,979,157	8,527,327
PEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,438,135	12,123,506	13,081,706	8,584,874
PEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	194,909	(944,686)	6,461,296	70,776
PEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	334,812	2,396,149	1,436,155	(128,323)
PEO | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,967,856	13,574,969	20,979,157	8,527,327
Non-PEO NEO | Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,416)	(15,249)	(95,656)	(299,797)
Non-PEO NEO | Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,296,382)	(9,598,689)	(4,165,160)	(3,927,655)
Non-PEO NEO | Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	71,325	65,950	83,017	73,084
Non-PEO NEO | Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,296,555	9,632,808	7,874,785	2,872,704
Non-PEO NEO | Year End Fair Value Of Equity Awards Granted During Year That Remained Unvested As Of Last Day Of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,453,842	9,201,403	4,773,399	3,439,287
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Last Day Of Year Of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(174,429)	(504,672)	2,545,225	(322,598)
Non-PEO NEO | Change In Fair Value From Last Day Of Prior Year To Vesting Date Of Unvested Equity Awards That Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,142	936,077	556,161	(243,985)
Non-PEO NEO | Total Inclusion Of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,296,555	$ 9,632,808	$ 7,874,785	$ 2,872,704